Risk management - Cover values including guarantees received - Business lending portfolio by region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 913,977	€ 887,454
Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	229,682	225,532
Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	117,919	121,282
Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	141,956	140,722
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	31,887	25,330
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	42,063	39,101
UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	28,567	31,018
Switzerland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	11,100
France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	26,517	22,721
Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	82,233	82,324
America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	73,567	66,745
Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	51,382	48,451
Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	2,501	2,121
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	413,985	388,270
Business Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	7,264	8,261
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	160,694	161,474
Business Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	2,649	3,027
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	23,454	20,431
Business Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	162	230
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	112,095	94,913
Business Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	3,810	3,803
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	332,989	302,357
Business Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 7,090	€ 6,915
Business Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.20%	43.10%
Business Lending [Member] | No cover [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	27.50%	29.10%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.00%	4.90%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.90%	5.20%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.00%	4.20%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	5.00%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.80%	4.20%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	8.50%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.30%	7.90%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	17.20%	14.20%
Business Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	35.50%	35.70%
Business Lending [Member] | Greater than or equal to 100 [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	37.40%	38.10%
Business Lending [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 107,200	€ 100,918
Business Lending [Member] | Netherlands [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	62,780	61,180
Business Lending [Member] | Netherlands [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	3,774	3,298
Business Lending [Member] | Netherlands [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	12,668	9,245
Business Lending [Member] | Netherlands [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 58,622	€ 59,268
Business Lending [Member] | Netherlands [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	53.20%	51.60%
Business Lending [Member] | Netherlands [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.70%	1.60%
Business Lending [Member] | Netherlands [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.30%	2.50%
Business Lending [Member] | Netherlands [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.50%	3.90%
Business Lending [Member] | Netherlands [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.60%	8.60%
Business Lending [Member] | Netherlands [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	31.80%	31.80%
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 50,231	€ 50,245
Business Lending [Member] | Belgium [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	36,207	36,071
Business Lending [Member] | Belgium [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,219	1,174
Business Lending [Member] | Belgium [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	21,476	22,424
Business Lending [Member] | Belgium [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 56,704	€ 53,041
Business Lending [Member] | Belgium [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	25.50%	24.80%
Business Lending [Member] | Belgium [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.90%	1.60%
Business Lending [Member] | Belgium [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.50%	3.00%
Business Lending [Member] | Belgium [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.90%	3.10%
Business Lending [Member] | Belgium [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.90%	6.90%
Business Lending [Member] | Belgium [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	61.30%	60.70%
Business Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 31,563	€ 35,069
Business Lending [Member] | Germany [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	3,168	3,233
Business Lending [Member] | Germany [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	195	118
Business Lending [Member] | Germany [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	4,443	2,711
Business Lending [Member] | Germany [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 6,946	€ 4,788
Business Lending [Member] | Germany [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	75.00%	80.40%
Business Lending [Member] | Germany [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.10%	4.00%
Business Lending [Member] | Germany [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.00%	2.10%
Business Lending [Member] | Germany [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.60%	1.40%
Business Lending [Member] | Germany [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	0.80%	1.20%
Business Lending [Member] | Germany [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	16.50%	10.90%
Business Lending [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 23,628	€ 16,332
Business Lending [Member] | Luxembourg [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	9,051	8,403
Business Lending [Member] | Luxembourg [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,083	1,671
Business Lending [Member] | Luxembourg [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	3,085	2,849
Business Lending [Member] | Luxembourg [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 33,378	€ 29,875
Business Lending [Member] | Luxembourg [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	59.50%	46.40%
Business Lending [Member] | Luxembourg [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.00%	1.50%
Business Lending [Member] | Luxembourg [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.70%	6.00%
Business Lending [Member] | Luxembourg [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.30%	1.50%
Business Lending [Member] | Luxembourg [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.30%	3.40%
Business Lending [Member] | Luxembourg [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	30.10%	41.10%
Business Lending [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 18,245	€ 16,176
Business Lending [Member] | Poland [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	9,349	9,414
Business Lending [Member] | Poland [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	121	168
Business Lending [Member] | Poland [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	4,046	3,720
Business Lending [Member] | Poland [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 30,961	€ 25,652
Business Lending [Member] | Poland [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	30.20%	28.30%
Business Lending [Member] | Poland [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.50%	4.50%
Business Lending [Member] | Poland [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.20%	3.80%
Business Lending [Member] | Poland [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	7.90%
Business Lending [Member] | Poland [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	10.70%	11.30%
Business Lending [Member] | Poland [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.40%	44.20%
Business Lending [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 15,321	€ 13,864
Business Lending [Member] | UK [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,716	4,659
Business Lending [Member] | UK [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	2,901	1,971
Business Lending [Member] | UK [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	5,168	4,028
Business Lending [Member] | UK [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 12,128	€ 9,906
Business Lending [Member] | UK [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	47.80%	44.60%
Business Lending [Member] | UK [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	17.70%	16.10%
Business Lending [Member] | UK [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.00%	7.20%
Business Lending [Member] | UK [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.40%	3.00%
Business Lending [Member] | UK [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.10%	8.30%
Business Lending [Member] | UK [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	17.10%	20.80%
Business Lending [Member] | Switzerland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 10,082	€ 9,544
Business Lending [Member] | Switzerland [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	78	46
Business Lending [Member] | Switzerland [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	762	684
Business Lending [Member] | Switzerland [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	4,469	3,540
Business Lending [Member] | Switzerland [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 5,697	€ 6,980
Business Lending [Member] | Switzerland [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	23.30%	27.20%
Business Lending [Member] | Switzerland [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	19.30%	21.70%
Business Lending [Member] | Switzerland [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	27.10%	16.60%
Business Lending [Member] | Switzerland [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	13.30%	7.10%
Business Lending [Member] | Switzerland [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.10%	7.20%
Business Lending [Member] | Switzerland [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	12.90%	20.30%
Business Lending [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 10,971	€ 9,513
Business Lending [Member] | France [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	7,144	7,543
Business Lending [Member] | France [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	117	150
Business Lending [Member] | France [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,598	2,021
Business Lending [Member] | France [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 6,493	€ 4,096
Business Lending [Member] | France [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	43.40%	39.20%
Business Lending [Member] | France [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.50%	5.10%
Business Lending [Member] | France [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.40%	4.10%
Business Lending [Member] | France [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.30%	2.70%
Business Lending [Member] | France [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	4.00%	2.00%
Business Lending [Member] | France [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	44.30%	46.80%
Business Lending [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 50,046	€ 46,302
Business Lending [Member] | Rest of Europe [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	13,206	13,817
Business Lending [Member] | Rest of Europe [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	2,276	2,460
Business Lending [Member] | Rest of Europe [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	24,520	18,446
Business Lending [Member] | Rest of Europe [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 46,560	€ 41,326
Business Lending [Member] | Rest of Europe [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	37.80%	35.40%
Business Lending [Member] | Rest of Europe [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.90%	7.70%
Business Lending [Member] | Rest of Europe [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.80%	4.60%
Business Lending [Member] | Rest of Europe [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.30%	4.70%
Business Lending [Member] | Rest of Europe [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.20%	9.10%
Business Lending [Member] | Rest of Europe [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	39.10%	38.50%
Business Lending [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 45,472	€ 40,800
Business Lending [Member] | America [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	7,097	5,967
Business Lending [Member] | America [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	9,156	6,872
Business Lending [Member] | America [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	10,898	7,442
Business Lending [Member] | America [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 43,960	€ 40,815
Business Lending [Member] | America [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	37.60%	38.30%
Business Lending [Member] | America [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.30%	7.30%
Business Lending [Member] | America [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.80%	6.00%
Business Lending [Member] | America [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	3.80%	5.40%
Business Lending [Member] | America [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	10.90%	10.20%
Business Lending [Member] | America [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	32.60%	32.70%
Business Lending [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 37,978	€ 37,435
Business Lending [Member] | Asia [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,240	978
Business Lending [Member] | Asia [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	1,559	1,728
Business Lending [Member] | Asia [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	15,215	15,174
Business Lending [Member] | Asia [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 27,765	€ 23,607
Business Lending [Member] | Asia [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	40.90%	40.60%
Business Lending [Member] | Asia [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.10%	5.00%
Business Lending [Member] | Asia [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	5.80%	5.50%
Business Lending [Member] | Asia [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.00%	6.60%
Business Lending [Member] | Asia [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.90%	11.90%
Business Lending [Member] | Asia [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	31.30%	30.50%
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 10,805	€ 10,019
Business Lending [Member] | Australia [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	9,652	10,153
Business Lending [Member] | Australia [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	242	83
Business Lending [Member] | Australia [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	2,291	1,650
Business Lending [Member] | Australia [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 3,110	€ 2,273
Business Lending [Member] | Australia [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	34.30%	26.40%
Business Lending [Member] | Australia [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	6.10%	7.70%
Business Lending [Member] | Australia [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.00%	2.10%
Business Lending [Member] | Australia [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	1.40%	2.40%
Business Lending [Member] | Australia [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	2.60%	4.70%
Business Lending [Member] | Australia [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	54.60%	56.80%
Business Lending [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings	€ 2,444	€ 2,053
Business Lending [Member] | Africa [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	6	10
Business Lending [Member] | Africa [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	49	53
Business Lending [Member] | Africa [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	2,219	1,661
Business Lending [Member] | Africa [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Table]
Derivative instruments to reduce credit risk of loan	€ 667	€ 730
Business Lending [Member] | Africa [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	13.90%	8.00%
Business Lending [Member] | Africa [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.10%	6.60%
Business Lending [Member] | Africa [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	7.30%	3.00%
Business Lending [Member] | Africa [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	9.70%	19.90%
Business Lending [Member] | Africa [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	22.40%	26.80%
Business Lending [Member] | Africa [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Table]
Value to Loan	37.50%	35.70%